UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2018

Date of reporting period:  August 31, 2018

Item 1. Schedule of Investments.

Rockefeller Equity Allocation Fund
Schedule of Investments
August 31, 2018 (Unaudited)

	Shares	Value
Common Stocks - 97.47%
Aerospace & Defense - 3.24%
Airbus SE (a)	16,865	$2,081,832
Safran SA (a)	13,842	1,798,615
Triumph Group, Inc.	3,217	66,914
		3,947,361
Airlines - 3.78%
Southwest Airlines Co.	48,103	2,948,713
United Continental Holdings, Inc. (b)	17,385	1,519,797
Wizz Air Holdings PLC (a)(b)(c)	3,275	134,815
		4,603,325
Auto Components - 0.33%
Gentherm, Inc. (b)	5,127	252,249
Standard Motor Products, Inc.	2,856	144,999
		397,248
Automobiles - 0.78%
Hyundai Motor Co. (a)	8,501	954,651
Banks - 14.76%
ABN AMRO Group NV (a)(c)	43,122	1,167,776
Bank Rakyat Indonesia Persero Tbk PT (a)	4,382,900	946,998
BNP Paribas SA (a)	8,611	506,956
Comerica, Inc.	19,584	1,909,048
HDFC Bank Ltd. - ADR	1,296	131,246
ICICI Bank Ltd. - ADR	108,219	1,042,149
ING Group NV (a)	123,310	1,675,020
JPMorgan Chase & Co.	19,061	2,184,009
KB Financial Group, Inc. (a)	25,639	1,185,434
Lloyds Banking Group PLC (a)	2,654,545	2,044,843
Swedbank AB (a)	89,972	2,094,938
The Siam Commercial Bank PLC (a)	15,100	68,279
Wells Fargo & Co.	51,298	2,999,908
		17,956,604
Biotechnology - 3.40%
Alnylam Pharmaceuticals, Inc. (b)	4,182	513,006
BeiGene Ltd. - ADR (b)	1,462	259,549
Biogen, Inc. (b)	4,166	1,472,639
Galapagos NV (a)(b)	6,050	612,879
Regeneron Pharmaceuticals, Inc. (b)	2,210	898,918
Spark Therapeutics, Inc. (b)	6,142	378,409
		4,135,400
Building Products - 1.41%
AAON, Inc.	5,351	216,180
Cie de Saint-Gobain (a)	28,276	1,219,232
Simpson Manufacturing Co., Inc.	3,587	275,374
		1,710,786
Commercial Services & Supplies - 0.45%
Healthcare Services Group, Inc.	7,228	297,866
Stericycle, Inc. (b)	1,506	92,905
Tetra Tech, Inc.	2,282	159,284
		550,055
Construction & Engineering - 0.21%
Kinden Corp. (a)	16,600	261,659
Construction Materials - 2.08%

Cemex SAB de CV - ADR	130,446	924,862
China Resources Cement Holdings Ltd. (a)	99,000	115,774
HeidelbergCement AG (a)	18,673	1,486,689
		2,527,325
Consumer Finance - 1.52%
FirstCash, Inc.	3,425	278,453
ORIX Corp. (a)	16,200	260,524
SLM Corp. (b)	14,929	174,968
Synchrony Financial	35,965	1,139,011
		1,852,956
Diversified Financial Services - 0.26%
FactSet Research Systems, Inc.	1,403	321,834
Diversified Telecommunication Services - 2.69%
KT Corp. - ADR	22,162	306,057
KT Corp. (a)	6,034	156,650
Nippon Telegraph & Telephone Corp. (a)	59,400	2,642,765
ORBCOMM, Inc. (b)	15,369	165,832
		3,271,304
Electric Utilities - 3.17%
Korea Electric Power Corp. (a)	66,000	1,808,837
The Kansai Electric Power Co., Inc. (a)	143,300	2,050,076
		3,858,913
Electrical Equipment - 1.08%
Mitsubishi Electric Corp. (a)	97,000	1,309,449
Electronic Equipment, Instruments & Components - 2.49%
Badger Meter, Inc.	3,844	211,228
IPG Photonics Corp. (b)	1,487	260,939
Kyocera Corp. (a)	29,000	1,827,694
Littelfuse, Inc.	1,461	326,621
Samsung SDI Co. Ltd. (a)	605	128,137
Trimble, Inc. (b)	6,469	272,345
		3,026,964
Energy Equipment & Services - 0.14%
Newpark Resources, Inc. (b)	15,753	165,407
Food & Staples Retailing - 1.31%
CVS Health Corp.	21,113	1,588,542
Gas Utilities - 0.79%
Rubis SCA (a)	4,878	289,090
Tokyo Gas Co. Ltd. (a)	28,500	674,802
		963,892
Health Care Equipment & Supplies - 5.74%
ABIOMED, Inc. (b)	1,092	443,985
Becton Dickinson & Co.	4,941	1,293,900
DexCom, Inc. (b)	6,413	925,909
Edwards Lifesciences Corp. (b)	1,234	177,992
Inogen, Inc. (b)	1,869	495,117
Insulet Corp. (b)	3,768	392,889
Integer Holdings Corp. (b)	3,580	286,042
Masimo Corp. (b)	3,039	358,268
Medtronic PLC (a)	19,768	1,905,834

Merit Medical Systems, Inc. (b)	7,569	445,436
Nuvectra Corp. (b)	1,786	41,685
ResMed, Inc.	1,939	216,024
		6,983,081
Health Care Providers & Services - 0.20%
Chemed Corp.	762	246,537
Health Care Technology - 2.09%
Cerner Corp. (b)	23,058	1,501,306
Medidata Solutions, Inc. (b)	3,849	327,088
Omnicell, Inc. (b)	5,005	344,094
Vocera Communications, Inc. (b)	11,127	368,971
		2,541,459
Hotels, Restaurants & Leisure - 4.03%
Carnival Corp. (a)	2,487	152,926
Carnival PLC (a)	8,407	505,637
Compass Group PLC (a)	90,693	1,952,727
Royal Caribbean Cruises Ltd. (a)	18,702	2,292,490
		4,903,780
Household Durables - 1.71%
Sony Corp. (a)	36,500	2,075,486
Household Products - 0.26%
Reckitt Benckiser Group PLC (a)	3,726	317,388
Insurance - 2.64%
Prudential PLC (a)	65,533	1,473,485
Reinsurance Group of America, Inc.	12,005	1,714,914
Samsung Fire & Marine Insurance Co. Ltd. (a)	110	26,187
		3,214,586
Internet & Catalog Retail - 2.24%
Amazon.com, Inc. (b)	1,355	2,727,222
Internet & Direct Marketing Retail - 0.83%
Start Today Co. Ltd. (a)	29,300	1,008,188
Internet Software & Services - 7.05%
Alphabet, Inc. - Class C (b)	2,925	3,563,205
Baidu, Inc. - ADR (b)	972	220,139
Facebook, Inc. - Class A (b)	12,046	2,116,844
NIC, Inc.	6,881	115,601
Tencent Holdings Ltd. (a)	59,500	2,557,737
		8,573,526
IT Services - 2.27%
Visa, Inc. - Class A	18,815	2,763,735
Life Sciences Tools & Services - 0.76%
Illumina, Inc. (b)	2,621	930,009
Machinery - 1.84%
Amada Holdings Co. Ltd. (a)	98,600	1,053,770
Epiroc AB (a)(b)	12,555	130,422
KION Group AG (a)	15,424	1,053,158
		2,237,350
Media - 2.27%
Comcast Corp.	74,623	2,760,305
Metals & Mining - 0.17%
Grupo Mexico SAB de CV (a)	69,800	204,264
Multi-Utilities - 0.06%
WEC Energy Group, Inc.	1,113	75,217
Oil, Gas & Consumable Fuels - 5.44%
BP PLC - ADR	53,900	2,311,231
EOG Resources, Inc.	12,469	1,474,210
Kinder Morgan, Inc.	54,245	960,137
TOTAL SA (a)	29,796	1,868,447
		6,614,025
Pharmaceuticals - 3.04%
Bristol-Myers Squibb Co.	771	46,684
Hanmi Pharm Co. Ltd. (a)	195	87,132
Novartis AG - ADR	18,445	1,531,119
Novartis AG (a)	5,196	431,072
Shire PLC - ADR	9,136	1,601,266
		3,697,273
Professional Services - 0.17%
Mistras Group, Inc. (b)	8,911	203,260

Real Estate Management & Development - 1.73%
Vonovia SE (a)	40,958	2,100,929
Semiconductors & Semiconductor Equipment - 1.30%
Samsung Electronics Co. Ltd. (a)	4,850	210,833
Taiwan Semiconductor Manufacturing Co Ltd. - ADR	31,567	1,376,321
		1,587,154
Software - 2.05%
Everbridge, Inc. (b)	1,333	80,260
Microsoft Corp.	18,348	2,061,030
PROS Holdings, Inc. (b)	9,644	355,671
		2,496,961
Specialty Retail - 2.06%
Foot Locker, Inc.	16,958	836,029
Ross Stores, Inc.	17,454	1,671,745
		2,507,774
Technology Hardware, Storage & Peripherals - 0.65%
NCR Corp. (b)	25,589	726,984
Stratasys Ltd. (a)(b)	2,535	63,248
		790,232
Textiles, Apparel & Luxury Goods - 2.79%
Carter's, Inc.	2,365	250,524
NIKE, Inc. - Class B	15,782	1,297,280
Shenzhou International Group Holdings Ltd. (a)	107,000	1,405,409
Skechers U.S.A., Inc. (b)	15,178	447,447
		3,400,660
Water Utilities - 0.09%
American Water Works Co., Inc.	1,307	114,402
Wireless Telecommunication Services - 0.10%
China Mobile Ltd. - ADR	2,529	121,367
Total Common Stocks (Cost $94,264,299)		118,599,845

Master Limited Partnerships - 0.63%
Oil, Gas & Consumable Fuels - 0.63%
Plains GP Holdings LP	29,743	766,775
Total Master Limited Partnerships (Cost $618,125)		766,775

Preferred Stocks - 0.43%
Automobiles - 0.28%
Hyundai Motor Co. (a)
5.50%	4,348	334,319
Insurance - 0.15%
Samsung Fire & Marine Insurance Co. Ltd. (a)
5.61%	1,147	186,994
Total Preferred Stocks (Cost $623,074)		521,313

Real Estate Investment Trusts - 0.16%
Iron Mountain, Inc.	5,429	195,987
Total Real Estate Investment Trusts (Cost $171,073)		195,987

Money Market Funds - 1.63%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 1.840% (d)	1,984,680	1,984,680
Total Money Market Funds (Cost $1,984,680)		1,984,680

Total Investments (Cost $97,661,251) - 100.32%		122,068,600
Liabilities in Excess of Other Assets - (0.32)%		(383,516)
Total Net Assets - 100.00%		$121,685,084

Percentages are stated as a percent of net assets.

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.
(d)	The rate shown represents the seven day yield as of August 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Rockefeller Core Taxable Bond Fund
Schedule of Investments
August 31, 2018 (Unaudited)

	Principal
	Amount	Value
Corporate Bonds - 35.92%
Breweries - 1.93%
Anheuser-Busch InBev Finance, Inc.
2.650%, 02/01/2021	$1,428,000	$1,412,479
Commercial Banking - 2.93%
Bank of America Corp.
3.508% (3 Month LIBOR USD + 1.160%), 01/20/2023 (a)	2,103,000	2,140,583
Diversified Banks - 10.95%
BB&T Corp.
2.750%, 04/01/2022	2,276,000	2,237,478
Citigroup, Inc.
3.400%, 05/01/2026	2,129,000	2,042,106
JPMorgan Chase & Co.
3.782% (3 Month LIBOR USD + 1.337%), 02/01/2028 (a)	1,743,000	1,706,750
Wells Fargo Bank NA
2.400%, 01/15/2020	2,029,000	2,017,605
		8,003,939
Food Retail - 3.32%
The Kroger Co.
7.500%, 04/01/2031	1,942,000	2,425,659
Health Care Services - 3.01%
CVS Health Corp.
3.350%, 03/09/2021	2,193,000	2,196,326
Home Improvement Retail - 3.41%
The Home Depot, Inc.
5.875%, 12/16/2036	2,023,000	2,493,256
Homebuilding - 1.94%
NVR, Inc.
3.950%, 09/15/2022	1,405,000	1,414,939
Integrated Telecommunication Services - 3.02%
Verizon Communications, Inc.
5.250%, 03/16/2037	2,074,000	2,203,185
Investment Banking & Brokerage - 2.80%
Morgan Stanley
6.375%, 07/24/2042	1,637,000	2,049,603
Miscellaneous Intermediation - 2.61%
The Goldman Sachs Group, Inc.
3.500%, 01/23/2025	1,958,000	1,908,457
Total Corporate Bonds (Cost $26,594,090)		26,248,426

	Shares
Exchange Traded Funds - 18.32%
Vanguard Mortgage-Backed Securities ETF	260,314	13,387,949
Total Exchange Traded Funds (Cost $13,778,766)		13,387,949

	Principal
	Amount
Municipal Bonds - 24.01%
California - 5.39%
Contra Costa Community College District
6.504%, 08/01/2034	$600,000	758,802
Los Angeles Department of Water & Power Power System Revenue
5.516%, 07/01/2027	380,000	436,354

Metropolitan Water District of Southern California
6.538%, 07/01/2039	500,000	514,670
San Diego County Regional Airport Authority
6.628%, 07/01/2040	2,095,000	2,228,200
		3,938,026
Florida - 1.24%
City of Jacksonville, FL
6.259%, 10/01/2030	690,000	715,592
County of Miami-Dade, FL Aviation Revenue
2.604%, 10/01/2025	200,000	189,806
		905,398
Massachusetts - 0.36%
University of Massachusetts Building Authority
6.423%, 05/01/2029	255,000	261,166
Nevada - 3.67%
County of Clark, NV
7.000%, 07/01/2038	2,500,000	2,682,025
New York - 7.26%
City of New York, NY
5.676%, 10/01/2034	650,000	668,499
County of Westchester, NY
5.000%, 06/01/2024	250,000	254,543
Metropolitan Transportation Authority
1.848%, 07/01/2019	105,000	104,344
3.118%, 07/01/2025	1,525,000	1,494,042
Nassau County Interim Finance Authority
1.976%, 11/15/2019	150,000	148,696
New York City Transitional Finance Authority Future Tax Secured Revenue
2.540%, 08/01/2023	150,000	145,466
3.530%, 08/01/2031	970,000	938,601
5.932%, 11/01/2036	225,000	238,932
New York City Water & Sewer System
5.790%, 06/15/2041	1,255,000	1,310,672
		5,303,795
Ohio - 0.79%
Ohio Housing Finance Agency
2.650%, 11/01/2041	603,000	580,297
Texas - 5.16%
City of Fort Worth, TX
3.375%, 03/01/2027	1,300,000	1,271,413
Jasper Independent School District
4.000%, 02/15/2033	800,000	820,872
Permanent University Fund - Texas A&M University System
3.660%, 07/01/2047	1,750,000	1,678,635
		3,770,920
Utah - 0.14%
State of Utah
3.289%, 07/01/2020	100,000	100,990
Total Municipal Bonds (Cost $18,057,938)		17,542,617

U.S. Government Notes/Bonds - 20.30%
United States Treasury Inflation Indexed Bonds
1.125%, 01/15/2021	2,179,470	2,198,124
United States Treasury Note/Bond
1.250%, 04/30/2019	3,718,000	3,691,713
2.625%, 07/31/2020	1,459,000	1,458,915
1.625%, 08/31/2022	1,916,000	1,836,516
2.625%, 03/31/2025	3,335,000	3,300,933

2.750%, 02/15/2028	1,459,000	1,446,177
2.500%, 02/15/2045	990,000	898,270
Total U.S.Government Notes/Bonds (Cost $14,873,542)		14,830,648

	Shares
Money Market Funds - 2.04%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 1.840% (b)	1,492,023	1,492,023
Total Money Market Funds (Cost $1,492,023)		1,492,023

Total Investments (Cost $74,796,359) - 100.59%		73,501,663
Liabilities in Excess of Other Assets - (0.59)%		(431,813)
Total Net Assets - 100.00%		$73,069,850

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at August 31, 2018.
(b)	The rate shown represents the seven day yield at August 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Rockefeller Intermediate Tax Exempt National Bond Fund
Schedule of Investments
August 31, 2018 (Unaudited)
	Principal
	Amount	Value
Municipal Bonds - 99.46%
Alaska - 1.29%
Alaska Housing Finance Corp.
5.000%, 12/01/2020	$550,000	$587,059
State of Alaska
5.000%, 04/01/2022	695,000	726,768
		1,313,827
Colorado - 3.89%
Dawson Ridge Metropolitan District No. 1
2.179%, 10/01/2022 (a)	2,500,000	2,288,725
Denver City & County School District No. 1
5.000%, 12/01/2028	500,000	574,265
University of Colorado
5.000%, 06/01/2032	1,000,000	1,085,120
		3,948,110
Connecticut - 2.33%
Connecticut State Health & Educational Facilities Authority
1.650%, 11/15/2029 (b)	465,000	464,572
Connecticut State Health & Educational Facilities Authority - Yale University
2.050%, 07/01/2035 (b)	1,000,000	1,002,750
5.000%, 07/01/2037 (b)	100,000	105,783
2.000%, 07/01/2042 (b)	395,000	376,423
State of Connecticut Special Tax Revenue
5.000%, 08/01/2020	400,000	421,472
		2,371,000
Florida - 1.83%
County of Miami-Dade, FL Aviation Revenue
5.500%, 10/01/2019	500,000	520,040
Florida Housing Finance Corp.
2.250%, 01/01/2026	495,000	472,577
3.200%, 07/01/2030	860,000	862,700
		1,855,317
Georgia - 1.89%
Athens-Clarke County, GA Unified Government Water & Sewerage Revenue
5.625%, 01/01/2033	750,000	759,863
Gwinnett County School District
5.000%, 02/01/2027	1,000,000	1,158,650
		1,918,513
Hawaii - 0.30%
State of Hawaii
5.000%, 08/01/2021	280,000	305,001
Indiana - 1.91%
Indiana Health Facility Financing Authority - Ascension Health Credit Group
1.350%, 11/01/2027 (b)	830,000	817,301
1.350%, 11/01/2027 (b)	1,145,000	1,127,482
		1,944,783
Iowa - 0.74%
Iowa State University of Science & Technology - Iowa State University of Science
3.000%, 07/01/2025	720,000	749,326
Kentucky - 0.99%
Kentucky Rural Water Financing Corp.
2.250%, 03/01/2020	1,000,000	1,002,620

Maryland - 2.43%
City of Baltimore, MD - Baltimore, MD Wastewater Utility
5.000%, 07/01/2027	1,000,000	1,184,280
Maryland Community Development Administration
1.400%, 07/01/2019	1,290,000	1,283,111
		2,467,391
Massachusetts - 0.66%
Massachusetts Development Finance Agency - Dana-Farber Cancer Obligation
5.000%, 12/01/2032	430,000	496,757
The Massachusetts Clean Water Trust
5.000%, 02/01/2019	170,000	172,387
		669,144
Michigan - 1.63%
Michigan State Hospital Finance Authority - Ascension Health Credit Group
5.000%, 11/15/2018	1,650,000	1,660,692
Minnesota - 2.67%
Minneapolis-St. Paul Metropolitan Airports Commission
5.000%, 01/01/2030	1,000,000	1,117,480
State of Minnesota
5.000%, 10/01/2027	1,325,000	1,598,334
		2,715,814
Nebraska - 1.50%
Nebraska Investment Finance Authority
2.900%, 09/01/2026	505,000	505,828
3.350%, 09/01/2028	1,000,000	1,012,690
		1,518,518
Nevada - 6.27%
Clark County School District
5.000%, 06/15/2020	1,000,000	1,054,450
County of Clark Department of Aviation
5.000%, 07/01/2029	1,770,000	1,982,843
Las Vegas Valley Water District
5.000%, 06/01/2026	1,000,000	1,100,690
5.000%, 06/01/2030	1,300,000	1,425,996
5.000%, 06/01/2030	700,000	809,620
		6,373,599
New Hampshire - 0.51%
New Hampshire Health and Education Facilities Authority Act - LRGHealthcare
5.000%, 04/01/2029	500,000	516,205
New York - 25.96%
City of New York, NY
6.000%, 10/15/2023	200,000	201,002
Metropolitan Transportation Authority
2.510% (SIFMA Municipal Swap Index Yield + 0.950%), 11/01/2019 (c)	150,000	151,213
5.000%, 11/15/2029	1,015,000	1,119,667
4.000%, 11/15/2033 (b)	1,040,000	1,079,874
Monroe County Industrial Development Corp. - University of Rochester
5.000%, 07/01/2022	275,000	306,279
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 07/15/2029	1,500,000	1,708,815
New York City Transitional Finance Authority Future Tax Secured Revenue
5.250%, 11/01/2027	240,000	241,375
5.000%, 02/01/2029	1,000,000	1,092,060
New York City Water & Sewer System
5.000%, 06/15/2026	1,500,000	1,622,220
5.000%, 06/15/2032	335,000	390,573
New York State Dormitory Authority
5.250%, 02/15/2020	1,375,000	1,397,866
5.000%, 03/15/2020	925,000	971,417
5.000%, 02/15/2033	1,000,000	1,129,510

New York State Environmental Facilities Corp.
5.000%, 06/15/2022	1,000,000	1,087,430
New York State Thruway Authority
5.000%, 01/01/2026	200,000	234,134
New York State Urban Development Corp.
5.000%, 03/15/2029	2,500,000	2,794,375
Port Authority of New York & New Jersey
5.000%, 12/01/2028	1,000,000	1,137,270
5.000%, 11/15/2033	2,740,000	3,201,361
Sales Tax Asset Receivable Corp.
5.000%, 10/15/2026	1,070,000	1,237,765
5.000%, 10/15/2027	1,000,000	1,156,170
State of New York
5.000%, 03/01/2028	825,000	930,377
State of New York Mortgage Agency
2.750%, 10/01/2028	400,000	388,976
3.125%, 10/01/2032	920,000	904,020
Triborough Bridge & Tunnel Authority
5.000%, 11/15/2024	800,000	805,584
5.000%, 11/15/2030	925,000	1,087,282
		26,376,615
North Carolina - 0.63%
City of Charlotte, NC Airport Revenue
5.000%, 07/01/2025	560,000	641,603
Ohio - 6.97%
County of Butler, OH - UC Health Obligated Group
5.500%, 11/01/2040	1,240,000	1,337,365
Ohio Higher Educational Facility Commission - Cleveland Clinic's Health System Obligated Group
5.000%, 01/01/2020	150,000	156,321
5.000%, 01/01/2026	625,000	682,644
5.000%, 01/01/2028	750,000	817,905
Ohio Housing Finance Agency
5.000%, 11/01/2019	600,000	621,564
Ohio Water Development Authority
5.000%, 06/01/2028	750,000	890,025
5.000%, 12/01/2030	1,675,000	1,960,504
Ohio Water Development Authority Water Pollution Control Loan Fund
5.250%, 12/01/2019	350,000	365,557
State of Ohio - Cleveland Clinic's Health System Obligated Group
4.000%, 01/01/2019	250,000	251,882
		7,083,767
Oklahoma - 1.14%
Oklahoma Turnpike Authority
5.000%, 01/01/2023	1,075,000	1,154,400
Pennsylvania - 2.82%
Allegheny County Hospital Development Authority - UPMC Obligated Group
5.000%, 09/01/2018	500,000	500,000
5.000%, 10/15/2018	250,000	250,945
City of Philadelphia, PA Water & Wastewater Revenue
5.250%, 01/01/2036	100,000	101,195
Pennsylvania Housing Finance Agency
2.375%, 10/01/2027	500,000	478,030
3.200%, 10/01/2031	710,000	697,312
Southeastern Pennsylvania Transportation Authority
5.000%, 03/01/2021	520,000	545,121
5.000%, 03/01/2021	155,000	162,231
5.000%, 03/01/2027	120,000	125,454
		2,860,288
Tennessee - 3.72%
Tennessee Housing Development Agency
1.150%, 01/01/2019	815,000	813,346

1.350%, 01/01/2020	445,000	442,530
1.350%, 07/01/2020	1,530,000	1,515,251
Tennessee State School Bond Authority
5.000%, 11/01/2018	1,000,000	1,005,440
		3,776,567
Texas - 16.28%
Aldine Independent School District
5.000%, 02/15/2028	1,000,000	1,146,010
Arlington Higher Education Finance Corp. - A.W. Brown Fellowship Leadership Academy
5.000%, 08/15/2024	315,000	361,056
City of Dallas, TX Waterworks & Sewer System Revenue
4.000%, 10/01/2018	200,000	200,352
City of Garland, TX
5.000%, 02/15/2028	400,000	405,816
Dallas Area Rapid Transit
5.000%, 12/01/2033	150,000	151,246
5.250%, 12/01/2048	150,000	151,335
Dallas Independent School District
5.000%, 02/15/2036 (b)	5,000	5,516
5.000%, 02/15/2036 (b)	1,120,000	1,227,755
Dallas/Fort Worth International Airport
5.000%, 11/01/2028	1,000,000	1,062,300
Fort Bend, TX Independent School District
5.000%, 08/15/2028	500,000	587,190
Grapevine-Colleyville Independent School District
2.000%, 08/01/2036 (b)	1,000,000	1,005,030
La Joya Independent School District
5.000%, 02/15/2028	550,000	654,011
Lovejoy Independent School District
5.000%, 02/15/2027	980,000	1,124,354
North Texas Tollway Authority
5.000%, 01/01/2026	2,150,000	2,426,512
Northside Independent School District
2.750%, 08/01/2048 (b)	1,500,000	1,529,730
Tarrant Regional Water District
5.000%, 03/01/2029	1,435,000	1,646,806
Texas State University System
5.000%, 03/15/2021	595,000	624,024
Tomball Independent School District
1.100%, 02/15/2043 (b)	2,250,000	2,235,105
		16,544,148
Virginia - 3.46%
County of Loudoun, VA
5.000%, 11/01/2018	1,000,000	1,005,530
Virginia Commonwealth Transportation Board
5.000%, 05/15/2019	300,000	307,095
5.000%, 05/15/2028	1,000,000	1,195,100
Virginia Housing Development Authority
2.490%, 01/01/2022	1,000,000	1,009,230
		3,516,955
Washington - 2.15%
Central Puget Sound Regional Transit Authority
5.000%, 11/01/2030	750,000	876,683
City of Monroe, WA Water & Sewer Revenue
4.750%, 12/01/2031	100,000	107,847
State of Washington
1.694%, 01/01/2019 (a)	755,000	751,202
5.000%, 08/01/2029	400,000	450,216
		2,185,948
Wisconsin - 5.49%
City of Madison, WI Water Utility Revenue
4.000%, 01/01/2026	800,000	820,648

Southeast Wisconsin Professional Baseball Park District
5.500%, 12/15/2019	1,700,000	1,782,365
State of Wisconsin
4.000%, 05/01/2020	100,000	101,584
5.000%, 05/01/2032	1,000,000	1,129,360
5.000%, 11/01/2032	500,000	586,955
Wisconsin Department of Transportation
5.000%, 07/01/2028	1,010,000	1,156,591
		5,577,503
Total Municipal Bonds (Cost $101,859,692)		101,047,654

	Shares
Money Market Funds - 0.07%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 1.840% (d)	69,629	69,629
Total Money Market Funds (Cost $69,629)		69,629

Total Investments (Cost $101,929,321) - 99.53%		101,117,283
Other Assets in Excess of Liabilities - 0.47%		478,900
Total Net Assets - 100.00%		$101,596,183

Percentages are stated as a percent of net assets.

(a)	Zero coupon bond; effective yield is shown.
(b)	Adjustable rate security; the rate is determined by a Remarketing Agreement.
(c)	Variable rate security; the rate shown is as of August 31, 2018.
(d)	The rate shown reprsents the seven day yield as of August 31, 2018.

Rockefeller Intermediate Tax Exempt New York Bond Fund
Schedule of Investments
August 31, 2018 (Unaudited)
	Principal
	Amount	Value
Municipal Bonds - 99.02%
New York - 97.41%
City of New York, NY
6.000%, 10/15/2023	$275,000	$276,378
5.000%, 04/01/2024	1,000,000	1,100,740
5.000%, 08/01/2031	500,000	568,165
County of Albany, NY
5.000%, 04/01/2022	1,000,000	1,109,490
County of Onondaga, NY
5.000%, 05/01/2023	190,000	206,260
County of Saratoga, NY
2.500%, 06/01/2019	150,000	151,008
County of Schenectady, NY
2.000%, 12/15/2020	325,000	327,093
County of Westchester, NY
4.000%, 11/15/2018	1,000,000	1,005,130
4.000%, 07/01/2022	5,000	5,298
Erie County Fiscal Stability Authority
5.000%, 05/15/2023	535,000	565,463
Freeport Union Free School District
5.000%, 12/01/2019	220,000	229,218
Metropolitan Transportation Authority
2.510% (SIFMA Municipal Swap Index Yield + 0.950%), 11/01/2019 (a)	550,000	554,450
4.000%, 11/15/2020	625,000	654,306
5.000%, 11/15/2025	580,000	667,278
5.000%, 11/15/2026	1,000,000	1,113,700
5.000%, 11/15/2030 (b)	660,000	684,433
5.000%, 11/15/2034 (b)	1,000,000	1,044,980
New York City Housing Development Corp.
1.900%, 05/01/2021	395,000	394,486
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 07/15/2023	500,000	542,955
5.000%, 07/15/2030	1,120,000	1,282,579
New York City Transitional Finance Authority Future Tax Secured Revenue
3.000%, 11/01/2018	295,000	295,670
5.000%, 08/01/2019	175,000	180,309
5.000%, 05/01/2021	200,000	216,248
5.250%, 11/01/2027	200,000	201,146
5.000%, 05/01/2028	300,000	355,731
5.000%, 11/01/2030	775,000	880,509
1.550%, 11/01/2042 (b)	200,000	200,000
New York City Trust for Cultural Resources - American Museum of Natural History
5.000%, 07/01/2031	620,000	701,325
New York City Trust for Cultural Resources - Museum of Modern Art
5.000%, 04/01/2026	750,000	751,973
New York City Water & Sewer System
4.000%, 06/15/2020	300,000	312,510
5.000%, 06/15/2032	750,000	874,418
5.000%, 06/15/2034	410,000	445,846
New York Local Government Assistance Corp.
5.000%, 04/01/2019	1,000,000	1,019,910
New York Power Authority
5.000%, 11/15/2022	175,000	196,317
New York State Bridge Authority
4.000%, 01/01/2019	180,000	181,402

New York State Dormitory Authority
4.000%, 02/15/2019	205,000	207,251
5.000%, 03/15/2019	700,000	712,754
5.000%, 03/15/2025	215,000	241,597
5.000%, 07/01/2027	750,000	845,557
5.000%, 03/15/2028	500,000	570,255
4.750%, 12/15/2028	100,000	100,906
5.000%, 10/01/2031	650,000	673,816
5.000%, 02/15/2033	1,000,000	1,129,510
5.000%, 02/15/2035	615,000	643,905
5.000%, 03/15/2036	225,000	254,538
New York State Dormitory Authority - Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2023	1,830,000	2,015,489
5.000%, 07/01/2029	500,000	545,945
New York State Dormitory Authority - New York University
5.250%, 07/01/2027	775,000	798,258
5.000%, 07/01/2033	1,000,000	1,142,400
New York State Dormitory Authority - State University of New York
5.000%, 07/01/2031	1,105,000	1,289,126
New York State Dormitory Authority - University of Rochester
5.000%, 07/01/2025	110,000	113,077
New York State Environmental Facilities Corp.
5.000%, 10/15/2024	525,000	553,014
5.000%, 06/15/2025	500,000	542,155
New York State Housing Finance Agency
1.100%, 05/01/2019	465,000	463,126
1.800%, 11/01/2020	125,000	125,104
2.900%, 11/01/2025	190,000	192,576
3.050%, 11/01/2027	1,000,000	1,005,140
New York State Thruway Authority
5.000%, 01/01/2032	2,000,000	2,259,440
New York State Urban Development Corp.
5.000%, 01/01/2021	500,000	521,940
5.000%, 03/15/2029	750,000	838,313
Port Authority of New York & New Jersey
5.000%, 10/15/2019	125,000	129,759
5.000%, 11/15/2031	300,000	353,430
5.000%, 11/15/2033	725,000	847,075
Riverhead Central School District
2.250%, 09/14/2018	125,000	125,024
2.000%, 10/15/2018	750,000	750,450
Sales Tax Asset Receivable Corp.
5.000%, 10/15/2026	525,000	607,315
State of New York
5.000%, 02/15/2020	150,000	157,296
5.000%, 03/01/2028	500,000	563,865
5.000%, 12/15/2030	1,000,000	1,096,030
State of New York Mortgage Agency
2.650%, 04/01/2029	500,000	479,425
Suffolk County Water Authority
5.000%, 06/01/2021	100,000	108,736
Town of Harrison/Village of Harrison, NY
4.000%, 12/15/2023	105,000	115,245
Triborough Bridge & Tunnel Authority
5.000%, 11/15/2024	970,000	1,087,322
5.000%, 11/15/2026	250,000	251,745
5.000%, 11/15/2029	425,000	502,086
Utility Debt Securitization Authority
5.000%, 06/15/2026	1,000,000	1,143,590
5.000%, 12/15/2028	750,000	876,203
		46,276,512

Pennsylvania - 0.81%
Pennsylvania Turnpike Commission
5.000%, 12/01/2030	340,000	386,386
Tennessee - 0.80%
Tennessee Housing Development Agency
1.350%, 07/01/2020	385,000	381,289
Total Municipal Bonds (Cost $47,393,054)		47,044,187

	Shares
Money Market Funds - 0.01%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 1.840% (c)	2,747	2,747
Total Money Market Funds (Cost $2,747)		2,747

Total Investments (Cost $47,395,801) - 99.03%		47,046,934
Other Assets in Excess of Liabilities - 0.97%		462,386
Total Net Assets - 100.00%		$47,509,320

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown is as of August 31, 2018.
(b)	Adjustible rate security; the rate is determined by a Remarketing Agreement.
(c)	The rate shown represents the seven day yield as of August 31, 2018.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Rockefeller Funds (the “Funds”) are comprised of the Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund, and Rockefeller Intermediate Tax Exempt National Bond Fund (each of which represents a distinct, diversified series with its own investment objective and policies within the Trust), and the Rockefeller Intermediate Tax Exempt New York Bond Fund (which represents a distinct, non-diversified series with its own investment objective and policies within the Trust). The investment objective of the Rockefeller Equity Allocation Fund is to seek long-term total return from capital appreciation and income. The investment objective of the Rockefeller Core Taxable Bond Fund is to generate current income consistent with the preservation of capital. The investment objective of the Rockefeller Intermediate Tax Exempt National Bond Fund is to generate current income that is exempt from federal personal income tax consistent with the preservation of capital. The investment objective of the Rockefeller Intermediate Tax Exempt New York Bond Fund is to generate current income that is exempt from federal, New York State and New York City personal income tax consistent with the preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund commenced operations on December 26, 2013. The Rockefeller Equity Allocation Fund commenced operations on February 4, 2015. Costs incurred by the Funds in connection with the organization, registration and initial public offering of shares were borne by the Adviser.
 The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Company”.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the securities are traded.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Fund securities, including common stocks, preferred stocks and exchange traded funds, listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day; or the latest sales price on the Composite Market. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and the over-the-counter markets as published by a pricing service (“Pricing Service”).

Debt securities including short-term debt instruments having a maturity of 60 days or less are valued at the mean provided by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value in accordance with the procedures approved by the Board of Trustees. Any discount or premium is accreted or amortized using the constant yield 2 method until maturity. Constant Yield Amortization takes into account the income that is produced on a debt security. This accretion/amortization type utilizes the discount rate used in computing the present value of all future principal and interest payments made by a debt instrument and produces an amount equal to the cost of the debt instrument.

Municipal bonds are priced by a Pricing Service. The fair value of municipal bonds is generally evaluated in a manner similar to asset-backed securities. A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value. To the extent the inputs are based on observable inputs, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

U.S. government notes/bonds are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government notes/bonds are typically categorized in level 2 of the fair value hierarchy.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained by the Trust’s valuation committee.

The Funds have adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of August 31, 2018.

Equity Allocation Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$70,994,033	$47,605,812	$-	$118,599,845
Master Limited Partnerships	766,775	-	-	766,775
Preferred Stock	-	521,313	-	521,313
Real Estate Investment Trusts	195,987	-	-	195,987
Total Equity Securities	71,956,795	48,127,125	-	120,083,920
Money Market Funds	1,984,680	-	-	1,984,680
Total Investments in Securities	$73,941,475	$48,127,125	$-	$122,068,600

Core Taxable Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Corporate Bonds	$-	$26,248,426	$-	$26,248,426
Municipal Bonds	-	17,542,617	-	17,542,617
U.S. Government Notes/Bonds	-	14,830,648	-	14,830,648
Total Fixed Income Securities	-	58,621,691	-	58,621,691
Exchange-Traded Funds	13,387,949	-	-	13,387,949
Money Market Funds	1,492,023	-	-	1,492,023
Total Investments in Securities	$14,879,972	$58,621,691	$-	$73,501,663

Intermediate Tax Exempt National Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$101,047,654	$-	$101,047,654
Total Fixed Income Securities	-	101,047,654	-	101,047,654
Money Market Funds	69,629	-	-	69,629
Total Investments in Securities	$69,629	$101,047,654	$-	$101,117,283

Intermediate Tax Exempt New York Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$47,044,187	$-	$47,044,187
Total Fixed Income Securities	-	47,044,187	-	47,044,187
Money Market Funds	2,747	-	-	2,747
Total Investments in Securities	$2,747	$47,044,187	$-	$47,046,934

The Funds held no Level 3 securities during the period ended August 31, 2018.

The Funds did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                    Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
John Buckel, President

Date             10/23/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
 John Buckel, President

Date            10/23/18

By (Signature and Title)* /s/ Jennifer Lima
 Jennifer Lima, Treasurer

Date           10/23/18

* Print the name and title of each signing officer under his or her signature.